UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:March 31, 2005

Check here is Amendment[ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
				  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Cypress Capital Management,LLC
Address: 1220 Market Building  Ste 704
	 Wilmington, DE  19801


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard L. Arvedlund
Title: President
Phone: 302-429-8410
Signature, Place, and Date of Signing:

  Richard L. Arvedlund  Wilmington, Delaware  May 9, 2005

Report Type (Check only one.):

[x]    13F Holdings Report
[ ]    13F Notice
[ ]    13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 53
Form 13 F Information Table Value Total: 186,320

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      843     9840 SH       SOLE                     9840
Agilent Technologies Inc       COM              00846U101     4554   205113 SH       SOLE                   205113
American Financial Realty Trus COM              02607P305     5787   395550 SH       SOLE                   395550
Amgen Inc                      COM              031162100      384     6591 SH       SOLE                     6591
Archstone-Smith Trust          COM              039583109     3085    90450 SH       SOLE                    90450
BP PLC - Spons ADR             COM              055622104     1703    27288 SH       SOLE                    27288
Bank of America Corp           COM              060505104     1156    26208 SH       SOLE                    26208
BellSouth Corp                 COM              079860102      210     8000 SH       SOLE                     8000
ChevronTexaco Corp             COM              166764100     1009    17300 SH       SOLE                    17300
Citigroup Inc                  COM              172967101     4907   109185 SH       SOLE                   109185
Coca-Cola Co                   COM              191216100      561    13455 SH       SOLE                    13455
Comcast Corp-Class A           COM              20030N101     6062   179458 SH       SOLE                   179458
Computer Sciences Corp         COM              205363104     4390    95747 SH       SOLE                    95747
ConocoPhillips                 COM              20825C104     8756    81196 SH       SOLE                    81196
DNP Select Income Fund Inc.    COM              23325P104     3801   354250 SH       SOLE                   354250
Dominion Resources, Inc - VA   COM              25746U109      841    11300 SH       SOLE                    11300
DuPont E I de Nemours & Co     COM              263534109     2555    49871 SH       SOLE                    49871
Duke-Weeks Realty Corp         COM              264411505      636    21300 SH       SOLE                    21300
Emerson Electric Co            COM              291011104      227     3500 SH       SOLE                     3500
Exxon Mobil Corporation        COM              30231G102     2154    36139 SH       SOLE                    36139
General Electric Co            COM              369604103     4483   124322 SH       SOLE                   124322
HRPT Properties Trust          COM              40426W101     6322   530800 SH       SOLE                   530800
Hecla Mining Co                COM              422704106     2574   469790 SH       SOLE                   469790
Helmerich & Payne              COM              423452101     6882   173400 SH       SOLE                   173400
Hewlett Packard Co             COM              428236103    23920  1090261 SH       SOLE                  1090261
Home Depot, Inc                COM              437076102      306     8000 SH       SOLE                     8000
Hospitality Properties Trust   COM              44106M102      287     7100 SH       SOLE                     7100
Intel Corp                     COM              458140100     1522    65518 SH       SOLE                    65518
International Business Machine COM              459200101      672     7353 SH       SOLE                     7353
Johnson & Johnson              COM              478160104     5647    84088 SH       SOLE                    84088
KeySpan Corporation            COM              49337w100     7047   180835 SH       SOLE                   180835
Laboratory Corp of America Hol COM              50540R409      578    12000 SH       SOLE                    12000
Liberty Media Corp-A           COM              530718105      146    14040 SH       SOLE                    14040
Lilly Eli & Co                 COM              532457108      219     4200 SH       SOLE                     4200
Lincare Holdings               COM              532791100     6285   142105 SH       SOLE                   142105
Merck & Co                     COM              589331107     3695   114160 SH       SOLE                   114160
Microsoft Corp                 COM              594918104     4678   193535 SH       SOLE                   193535
NSTAR                          COM              67019E107     6352   116976 SH       SOLE                   116976
New Plan Excel Realty Trust    COM              648053106     6767   269506 SH       SOLE                   269506
Newmont Mining Corp            COM              651639106    10180   240945 SH       SOLE                   240945
Northrop Grumman Corp          COM              666807102     7437   137769 SH       SOLE                   137769
Petroleum & Resources Corp     COM              716549100     2308    80069 SH       SOLE                    80069
Pfizer Inc                     COM              717081103     4687   178416 SH       SOLE                   178416
Procter & Gamble               COM              742718109     1448    27326 SH       SOLE                    27326
Public Service Enterprise Grou COM              744573106     7729   142105 SH       SOLE                   142105
Schering-Plough                COM              806605101      183    10100 SH       SOLE                    10100
Sovereign Bancorp Inc          COM              845905108     7330   330775 SH       SOLE                   330775
Sunoco Inc                     COM              86764P109      238     2300 SH       SOLE                     2300
Techne Corp                    COM              878377100      402    10000 SH       SOLE                    10000
Wachovia Corp                  COM              929903102      318     6239 SH       SOLE                     6239
Wilmington Trust Corporation   COM              971807102      772    22000 SH       SOLE                    22000
Wyeth                          COM              983024100      481    11400 SH       SOLE                    11400
Xcel Energy Inc                COM              98389B100      804    46822 SH       SOLE                    46822